DEBT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
The partnership’s debt obligations include the following:

	Dec. 31, 2022		Dec. 31, 2021
(US$ Millions)	Weighted- average rate	Debt balance	Weighted- average rate	Debt balance
Unsecured facilities:
Brookfield Property Partners’ credit facilities	6.19%	$3,090	2.00%	$2,257
Brookfield Property Partners’ corporate bonds	4.12%	1,847	4.11%	1,982
Brookfield Properties Retail Holding LLC term debt	6.90%	1,514	2.61%	1,869
Brookfield Properties Retail Holding LLC senior secured notes	5.20%	1,695	5.20%	1,695
Brookfield Properties Retail Holding LLC corporate facility	7.17%	320	3.10%	70
Brookfield Properties Retail Holding LLC junior subordinated notes	5.86%	192	1.58%	206
Subsidiary borrowings	7.10%	458	3.29%	537

Secured debt obligations:
Funds subscription credit facilities(1)	6.19%	4,177	2.44%	371
Fixed rate	4.47%	16,155	4.31%	26,248
Variable rate	6.99%	29,416	3.29%	20,341
Deferred financing costs		(302)		(249)
Total debt obligations		$58,562		$55,327

Current		$19,704		$13,742
Non-current		38,858		38,579
Debt associated with assets held for sale		—		3,006
Total debt obligations		$58,562		$55,327
(1)Funds subscription credit facilities are secured by co-investors’ capital commitments.
Debt obligations include foreign currency denominated debt in the functional currencies of the borrowing subsidiaries. Debt obligations by local currency are as follows:

	Dec. 31, 2022			Dec. 31, 2021
(US$ Millions)	U.S. Dollars	Local currency		U.S. Dollars	Local currency
U.S. dollars	$44,049		$44,049	$37,559		$37,559
British pounds	5,079		£4,203	7,030		£5,196
Canadian dollars	4,027	C$	5,455	4,419	C$	5,585
South Korean Won	1,808	₩	2,280,000	1,918	₩	2,280,000
Australian dollars	1,300	A$	1,908	2,014	A$	2,773
Indian Rupee	1,777	Rs	146,860	1,801	Rs	134,378
Brazilian reais	554	R$	2,888	476	R$	2,655
Chinese Yuan	174	C¥	1,204	69	C¥	437
Euros	96		€90	290		€255
Deferred financing costs	(302)			(249)
Total debt obligations	$58,562			$55,327

The components of changes in debt obligations, including changes related to cash flows from financing activities, are summarized in the table below:

			Non-cash changes in debt obligations
(US$ Millions)	Dec. 31, 2021	Debt obligation issuance, net of repayments	Debt from asset acquisitions	Assumed by purchaser	Amortization of deferred financing costs and (premium) discount	Foreign currency translation	Manager Reorganization(1)	Impact of deconsolidation due to loss of control	Dec. 31, 2022
Debt obligations	$55,327	(1,656)	350	(3,836)	94	(1,489)	10,274	(502)	$58,562
(1)See Note 32, Related Parties for further information on the Manager Reorganization.